Financial result (Tables)	6 Months Ended
Jun. 30, 2022
Financial result
Schedule of financial result

	Three months ended June 30,
	2022	2021

	(€ in thousands)
Finance expense	(947)	(596)
Interest expense on lease liabilities	(33)	(37)
Long-term debt	(583)	(537)
Change in fair value of bond funds	(330)	(22)
Other	(1)	--
Finance income	1,040	1,974
Payout of bond funds	--	6
Income from revaluation of derivative financial instruments	1,037	1,966
Other	3	2
Financial result	93	1,378

	Six months ended June 30,
	2022	2021

	(€ in thousands)
Finance expense	(1,995)	(4,427)
Interest expense on lease liabilities	(70)	(73)
Long-term debt	(1,150)	(1,061)
Expense from revaluation of derivative financial instruments	--	(3,222)
Change in fair value of bond funds	(773)	(66)
Other	(2)	(5)
Finance income	2,439	107
Payout of bond funds	77	37
Income from revaluation of derivative financial instruments	2,353	--
Other	9	70
Financial result	444	(4,320)